Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

In March 2013, the Company sold 451,871 shares of common stock for cash proceeds of $1,010,000 along with warrants to purchase 225,936 shares of common stock at an exercise price of $2.22 per warrant.

In August 2013, the Company received $1,750,000 through the issuance of a senior convertible promissory note (the "Convertible Note") to a third party investor (the "Holder"). The Convertible Note bears interest at a rate of 8% per annum and is due in full on the earlier of July 1, 2014 or the closing date of a change in control of the Company, unless earlier converted into common stock of the Company. If the Company's securities become publicly traded (the "IPO"), then the Convertible Note, including all accrued unpaid interest, is to automatically convert into common stock of the Company on the first day of the IPO at a conversion price equal to 85% of the price per share at which the securities are sold in the IPO. In addition, the Holder is to receive warrant coverage equal to 15% of the principal amount of Convertible Note upon the first day of the IPO. The warrant is to be issued at a strike price equal to the per share price at which the securities are sold in the IPO and are to expire five years from the date of issue. If, prior to an IPO occurring, a change of control takes place, then the Holder has the option to convert the Convertible Note, including all accrued unpaid interest, in shares of the Company's common stock at a conversion price of 85% of the original price per share paid for the common stock. In connection with the Merger discussed in Note 1, the Convertible Note automatically converted into 686,725 shares of common stock and a warrant to purchase 87,500 shares of common stock.

In consideration for entering into the Convertible Note, the Company granted the Holder the sole and exclusive right to market, for the purpose of sale, certain of its products (PCI plugs designed for natural gas fueled internal combustion engines) in all countries of North America.